Schedule of Investments
July 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.19%
Australia–1.19%
CSL Ltd.	734,022	$155,825,330
Belgium–0.24%
Galapagos N.V.(a)	512,193	31,066,009
Canada–5.19%
Alimentation Couche-Tard, Inc., Class B	4,958,957	199,892,552
CAE, Inc.(a)	5,901,473	180,081,017
Dollarama, Inc.	2,489,370	117,225,463
ECN Capital Corp.	6,298,786	52,961,098
Shopify, Inc., Class A(a)	84,749	127,232,187
		677,392,317
China–0.98%
Tencent Holdings Ltd.	2,065,000	127,433,921
Denmark–2.59%
Ascendis Pharma A/S, ADR(a)	566,694	66,977,564
Novo Nordisk A/S, Class B	2,926,332	271,060,463
		338,038,027
France–17.89%
Adevinta ASA, Class B(a)	5,692,459	109,432,311
Airbus SE(a)	1,538,518	211,062,810
Dassault Systemes SE(b)	2,991,090	165,018,695
Edenred	2,182,039	126,752,377
EssilorLuxottica S.A.	384,815	72,636,024
Hermes International	295,759	452,565,281
Kering S.A.	158,666	142,467,390
L’Oreal S.A.	309,308	141,683,395
LVMH Moet Hennessy Louis Vuitton SE	421,723	337,487,414
Sartorius Stedim Biotech	364,759	208,156,223
SEB S.A.	636,053	105,728,097
Worldline S.A.(a)(c)	2,793,690	261,438,180
		2,334,428,197
Germany–5.23%
CTS Eventim AG & Co. KGaA(a)	2,446,457	166,400,390
Infineon Technologies AG	4,608,800	175,729,498
SAP SE	466,916	66,967,868
Siemens AG	632,340	98,726,022
Siemens Healthineers AG(c)	2,640,507	174,469,250
		682,293,028
Hong Kong–0.62%
WH Group Ltd.	96,963,500	80,438,049
India–2.90%
Dr Lal PathLabs Ltd.(c)	2,336,011	111,798,511
Reliance Industries Ltd.	9,719,251	266,438,354
		378,236,865
Ireland–1.72%
Flutter Entertainment PLC(a)	1,314,240	224,621,158
Italy–1.60%
Davide Campari-Milano N.V.	14,887,105	209,553,955
Shares		Value
Japan–8.34%
Benefit One, Inc.	437,200	$14,407,569
Daikin Industries Ltd.	867,400	180,309,933
Hitachi Ltd.	1,459,500	83,820,031
Hoya Corp.	883,910	124,800,254
Keyence Corp.	341,784	190,313,607
Kobe Bussan Co. Ltd.	3,215,100	108,633,511
Nidec Corp.	1,530,840	172,007,878
Nihon M&A Center, Inc.	5,030,600	140,149,786
Nitori Holdings Co. Ltd.	392,500	74,660,739
		1,089,103,308
Netherlands–6.47%
Aalberts N.V.	2,897,775	176,338,471
Adyen N.V.(a)(c)	71,514	194,719,700
ASML Holding N.V.	513,320	390,327,953
Boskalis Westminster	755,407	23,788,747
Shop Apotheke Europe N.V.(a)(b)(c)	391,110	58,744,708
		843,919,579
New Zealand–1.12%
Xero Ltd.(a)	1,408,792	146,009,659
Spain–1.36%
Amadeus IT Group S.A.(a)	2,201,155	144,102,769
Prosegur Cash S.A.(c)	33,755,967	33,045,244
		177,148,013
Sweden–6.83%
Atlas Copco AB, Class A	3,381,837	228,931,131
Epiroc AB, Class A	11,544,117	269,835,313
SKF AB, Class B	7,384,811	196,582,053
Swedish Match AB	21,943,890	196,463,978
		891,812,475
Switzerland–6.50%
Barry Callebaut AG	51,618	130,725,557
IWG PLC(a)	21,462,444	93,528,474
Lonza Group AG	114,214	88,890,793
Sika AG	593,850	209,142,227
STMicroelectronics N.V.	2,757,309	112,928,605
Temenos AG	402,122	63,917,494
VAT Group AG(c)	380,796	149,498,232
		848,631,382
Taiwan–2.07%
Taiwan Semiconductor Manufacturing Co. Ltd.	12,988,000	270,443,274
United Kingdom–16.34%
Alphawave IP Group PLC(a)	11,579,495	68,599,121
boohoo Group PLC(a)	42,625,026	154,553,105
Britvic PLC	10,547,500	142,801,759
Ceres Power Holdings PLC(a)	142,401	1,995,979
Compass Group PLC(a)	8,412,616	177,727,891
ConvaTec Group PLC(c)	14,286,383	47,036,972
Electrocomponents PLC	6,479,056	91,531,040
Entain PLC(a)	9,856,926	248,644,186

See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer International Growth Fund

Shares		Value
United Kingdom–(continued)
Legal & General Group PLC	28,541,785	$103,626,988
London Stock Exchange Group PLC	1,881,139	195,795,879
Melrose Industries PLC	92,468,169	205,550,242
Next PLC(a)	2,315,785	253,522,248
Ocado Group PLC(a)	7,319,668	188,665,393
Rightmove PLC	15,072,192	147,060,614
Trainline PLC(a)(c)	22,422,626	105,494,967
		2,132,606,384
United States–9.01%
Atlassian Corp. PLC, Class A(a)	435,817	141,692,823
EPAM Systems, Inc.(a)	515,028	288,312,674
Ferguson PLC	1,064,991	149,293,556
James Hardie Industries PLC, CDI	6,398,161	215,630,580
Medtronic PLC	859,310	112,835,996
ResMed, Inc.	985,265	267,795,027
		1,175,560,656
Total Common Stocks & Other Equity Interests (Cost $6,476,103,924)		12,814,561,586
Preferred Stocks–0.01%
India–0.01%
Zee Entertainment Enterprises Ltd., 6.00%, Pfd. (Cost $0)	17,213,928	464,960
Money Market Funds–0.91%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	40,861,005	40,861,005
Shares		Value
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)	31,243,842	$31,256,339
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	46,698,292	46,698,292
Total Money Market Funds (Cost $118,814,103)		118,815,636
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.11% (Cost $6,594,918,027)		12,933,842,182
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.03%
Invesco Private Government Fund, 0.02%(d)(e)(f)	1,249,290	1,249,290
Invesco Private Prime Fund, 0.12%(d)(e)(f)	2,913,844	2,915,010
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,164,300)		4,164,300
TOTAL INVESTMENTS IN SECURITIES—99.14% (Cost $6,599,082,327)		12,938,006,482
OTHER ASSETS LESS LIABILITIES–0.86%		112,791,776
NET ASSETS–100.00%		$13,050,798,258
Investment Abbreviations:
ADR	– American Depositary Receipt
CDI	– CREST Depository Interest
Pfd.	– Preferred
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at July 31, 2021.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2021 was $1,136,245,764, which represented 8.71% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$65,131,259	$685,263,587	$(709,533,841)	$-	$-	$40,861,005	$15,005
Invesco Liquid Assets Portfolio, Institutional Class	46,513,152	489,473,990	(504,731,994)	5,794	(4,603)	31,256,339	13,605
Invesco Treasury Portfolio, Institutional Class	74,435,724	783,158,385	(810,895,817)	-	-	46,698,292	7,010
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	152,342,364	(151,093,074)	-	-	1,249,290	354*
Invesco Private Prime Fund	-	221,981,744	(219,066,768)	-	34	2,915,010	7,408*
Total	$186,080,135	$2,332,220,070	$(2,395,321,494)	$5,794	$(4,569)	$122,979,936	$43,382

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer International Growth Fund

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer International Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$155,825,330	$—	$155,825,330
Belgium	31,066,009	—	—	31,066,009
Canada	677,392,317	—	—	677,392,317
China	—	127,433,921	—	127,433,921
Denmark	66,977,564	271,060,463	—	338,038,027
France	—	2,334,428,197	—	2,334,428,197
Germany	—	682,293,028	—	682,293,028
Hong Kong	—	80,438,049	—	80,438,049
India	464,960	378,236,865	—	378,701,825
Ireland	—	224,621,158	—	224,621,158
Italy	—	209,553,955	—	209,553,955
Japan	—	1,089,103,308	—	1,089,103,308
Netherlands	—	843,919,579	—	843,919,579
New Zealand	—	146,009,659	—	146,009,659
Spain	—	177,148,013	—	177,148,013
Sweden	—	891,812,475	—	891,812,475
Switzerland	—	848,631,382	—	848,631,382
Taiwan	—	270,443,274	—	270,443,274
United Kingdom	—	2,132,606,384	—	2,132,606,384
United States	810,636,520	364,924,136	—	1,175,560,656
Money Market Funds	118,815,636	4,164,300	—	122,979,936
Total Investments	$1,705,353,006	$11,232,653,476	$—	$12,938,006,482
Invesco Oppenheimer International Growth Fund